Events after the reporting date (Details)				12 Months Ended
	Feb. 04, 2020	Feb. 04, 2020 shares	Feb. 04, 2020 ads	Dec. 31, 2018	Mar. 20, 2020	Feb. 11, 2020 $ / shares	Jan. 29, 2020 USD ($)	Nov. 29, 2019 $ / shares	Nov. 28, 2019 $ / shares	Oct. 30, 2017 $ / shares	Apr. 27, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period				10 years
Entering into significant commitments or contingent liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Physical assets acquired | $							$ 220,000
Agreement to pay in first quarter of 2020 | $							150,000
Agreement to pay in June 2024 | $							$ 1,430,000
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares)		880,896	220,224
Award vesting period	4 years
2016 convertible notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion price (in dollars per share)								$ 9.00	$ 2.25	$ 2.25	$ 2.7126
Conversion price (in dollars per ADS)								$ 9.00
2016 convertible notes | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion price (in dollars per share)						$ 1.225
Conversion price (in dollars per ADS)						$ 4.90
Convertible Notes Amended, Option One | Entering into significant commitments or contingent liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion price premium percentage					20.00%
PIK interest rate					7.00%
Warrant, as a percentage of note value					10.00%
Exercise price, premium percentage					20.00%
Convertible Notes Amended, Option Two | Entering into significant commitments or contingent liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
PIK interest rate					9.50%
Warrant, as a percentage of note value					15.00%
Exercise price, premium percentage					20.00%
Convertible Notes Amended, Option Three | Entering into significant commitments or contingent liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
PIK interest rate					13.50%
Warrant, as a percentage of note value					20.00%
Exercise price, premium percentage					20.00%